Loans and advances to banks (Tables)	12 Months Ended
Dec. 31, 2024
Loans and advances to banks [Abstract]
Schedule of loans and advances to banks

Loans and advances to banks
	Netherlands		Rest of the world		Total
in EUR million	2024	2023	2024	2023	2024	2023
Loans and advances to banks	14,353	9,453	7,439	7,286	21,792	16,739
Loan loss provisions	-8	-11	-13	-18	-22	-30
	14,344	9,441	7,426	7,268	21,770	16,709